Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross proceeds	£ 321	£ 10,091	£ 10,792
Transaction costs	(78)	(1,056)	(1,050)
Proceeds from issuing shares	£ 243	£ 9,035	£ 9,742